LEASES (Schedule of Weighted Average Remaining Lease Terms and Discount Rates) (Details)	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Weighted-average remaining lease term (years):	4 years 8 months 12 days	5 years 5 months 26 days
Weighted-average discount rate:	3.17%	2.84%